Loans Payable - Schedule of Loans Payable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Loans Payable [Line Items]
Loans payable	$ 102,149	$ 397,480
Less current portion	(102,149)	(264,177)
Long-term loans payable		133,303
Hire purchases – Motor Vehicle[ Member]
Schedule of Loans Payable [Line Items]
Loans payable		166,438
Short-term loan [Member]
Schedule of Loans Payable [Line Items]
Loans payable	$ 102,149	$ 231,042